Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Investments:
Fixed maturity securities, available for sale, at fair value (amortized cost of $44,866,019 as of 2022 and $46,999,183 as of 2021; allowance for credit losses of $3,347 as of 2022 and $2,846 as of 2021)	$ 39,804,617	$ 51,305,943
Mortgage loans on real estate (net of allowance for credit losses of $36,972 as of 2022 and $24,024 as of 2021)	6,949,027	5,687,998
Limited partnerships and limited liability companies (2022 and 2021 include $684,834 and $168,711 related to consolidated variable interest entities)	1,266,779	520,120
Derivative instruments	431,727	1,277,480
Other investments	1,817,085	1,247,024
Total investments	51,325,298	60,376,504
Cash and cash equivalents (2022 and 2021 include $27,235 and $23,763 related to consolidated variable interest entities)	1,919,669	4,508,982
Coinsurance deposits (net of allowance for credit losses of $8,737 as of 2022 and $2,264 as of 2021)	13,254,956	8,988,891
Market risk benefits	229,871	526,373
Accrued investment income (2022 and 2021 include $3,444 and $3 related to consolidated variable interest entities)	497,851	445,097
Deferred policy acquisition costs	2,773,643	3,062,204
Deferred sales inducements	2,045,683	2,119,962
Deferred income taxes	438,434	0
Income taxes recoverable	55,498	166,586
Other assets (2022 and 2021 include $10,690 and $1,524 related to consolidated variable interest entities)	642,696	349,023
Total assets	73,183,599	80,543,622
Liabilities:
Policy benefit reserves	58,781,836	62,614,822
Market risk benefits	2,455,492	3,162,162
Other policy funds and contract claims	512,790	226,844
Notes and loan payable	792,073	496,250
Subordinated debentures	78,753	78,421
Deferred income taxes	0	914,417
Funds withheld for reinsurance liabilities	6,577,426	3,124,740
Other liabilities (2022 and 2021 include $78,644 and $20,168 related to consolidated variable interest entities)	1,614,479	2,187,249
Total liabilities	70,812,849	72,804,905
Stockholders' equity:
Common stock; par value $1 per share; 200,000,000 shares authorized; issued and outstanding: 2022 - 84,810,255 shares (excluding 24,590,353 treasury shares); 2021 - 92,513,517 shares (excluding 9,936,715 treasury shares)	84,810	92,514
Additional paid-in capital	1,325,316	1,614,374
Accumulated other comprehensive income (loss)	(3,746,230)	3,192,547
Retained earnings	4,685,593	2,839,254
Total stockholders' equity attributable to American Equity Investment Life Holding Company	2,349,517	7,738,717
Noncontrolling interests	21,233	0
Total stockholders' equity	2,370,750	7,738,717
Total liabilities and stockholders' equity	73,183,599	80,543,622
Variable Interest Entities
Investments:
Real estate investments related to consolidated variable interest entities	1,056,063	337,939
Limited partnerships and limited liability companies (2022 and 2021 include $684,834 and $168,711 related to consolidated variable interest entities)	684,834	168,711
Cash and cash equivalents (2022 and 2021 include $27,235 and $23,763 related to consolidated variable interest entities)	27,235	23,763
Accrued investment income (2022 and 2021 include $3,444 and $3 related to consolidated variable interest entities)	3,444	3
Other assets (2022 and 2021 include $10,690 and $1,524 related to consolidated variable interest entities)	10,690	1,524
Total assets	1,782,266	531,940
Liabilities:
Other liabilities (2022 and 2021 include $78,644 and $20,168 related to consolidated variable interest entities)	78,644	20,168
Total liabilities	78,644	20,168
Preferred Stock, Series A
Stockholders' equity:
Preferred stock	16	16
Preferred Stock, Series B
Stockholders' equity:
Preferred stock	$ 12	$ 12